Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Payment
Compensation Cost
	2012	2011	2010
Performance stock units	$397	$388	$411
Restricted stock and stock units	102	91	85
Other nonvested stock units	12	4	11
Other	-	6	6
Total	$511	$489	$513

Summary Of Stock Option Activity
Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value[1]
Outstanding at January 1, 2012	66	$30.62	1.99	$148
Exercised	(18)	-
Forfeited or expired	(31)	-
Outstanding at December 31, 2012	17	27.38	4.53	123
Exercisable at December 31, 2012	17	$27.37	4.51	$123
[1]	Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

Status Of Nonvested Stock Units Activity And Changes During Year
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2012	27	$26.53
Granted	13	30.18
Vested	(13)	25.87
Forfeited	(1)	28.32
Nonvested at December 31, 2012	26	$28.55